Consolidated Statements of Income - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 39,188	$ 141,532	$ 133,921
Time charter and voyage expenses	(1,257)	(5,754)	(4,178)
Direct vessel expenses	(672)	(4,077)	(1,314)
Management fees (entirely through related parties transactions)	(16,488)	(65,638)	(53,772)
General and administrative expenses	(2,262)	(10,223)	(7,413)
Listing transaction-related expenses	0	0	(4,990)
Depreciation and amortization	(13,578)	(28,647)	(38,552)
Interest expense and finance cost	(2,293)	(16,846)	(11,785)
Interest income	25	0	90
Other income	7	603	1,017
Other expense	(32)	(3,443)	(324)
Net income	$ 2,638	$ 7,507	$ 12,700
Net earnings per common unit, basic and diluted	$ 0.14	$ 0.22	$ 0.38
Weighted average number of common units, basic and diluted	18,371,855	34,603,100	33,527,135